INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss carried forwards	$ 149,616	$ 94,280
Depreciation and amortization	15,644	13,377
Deferred deductible expenses	3,994	4,402
Deferred rents	21,243	12,896
Others	7,219	9,527
Sub-total	197,716	134,482
Valuation allowances
Current	(26,617)	(18,626)
Long-term	(165,583)	(109,301)
Sub-total	(192,200)	(127,927)
Total deferred tax assets	5,516	6,555
Deferred tax liabilities
Land use rights	(52,032)	(55,683)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,061)	(2,821)
Others	(5,414)	(5,848)
Total deferred tax liabilities	(61,012)	(64,857)
Deferred tax liabilities, net	$ (55,496)	$ (58,302)